Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2019 and 2018 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited(2)	25,333	—	57,016	153,501	1,108,403	794
Ecodiesel Colombia S.A.	2,116	—	—	29,447	—	1
Offshore International Group Inc.(1)	—	93,657	—	—	—	—
Associates
Serviport S.A.	—	—	—	4,668	—	—
Balance as of December 31, 2019	27,449	93,657	57,016	187,616	1,108,403	795
Current	27,449	—	57,016	187,616	1,108,403	795
Non–current	—	93,657	—	—	—	—
	27,449	93,657	57,016	187,616	1,108,403	795
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited	22,958	—	19,214	87,079	855,135	67
Ecodiesel Colombia S.A.	522	—	—	23,857	—	1
Offshore International Group Inc.(1)	—	117,824	—	—	—	—
Associates
Serviport S.A.	—	—	—	5,482	—	—
Balance as of December 31, 2018	23,480	117,824	19,214	116,418	855,135	68
Current	23,480	—	19,214	116,418	855,135	68
Non–current	—	117,824	—	—	—	—
	23,480	117,824	19,214	116,418	855,135	68
	(Note 7)	(Note 7)	(Note 11)	(Note 20)	(Note 19)

Loans with related parties:

(1)

Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2019 is USD$28 million (2018 - USD$35 million). On December 11, 2019, Ecopetrol S.A. and the Korea National Oil Corporation ("KNOC") awarded to Savia a modification to the credit conditions. That modification is related to the payments of the principal to expire on December 16, 2019 (USD$7 million), June 15, 2020 (USD$7 million) and December 15, 2020 (USD$7 million), for the debtor to cancel this amount on February 19, 2021, at which time the final payment will be made for USD$28 million.

(2)	The interest rate of the loan with Capital AG corresponds to 2.37%.

Schedule of transactions between related parties

The main transactions with related parties for years ended December 31, 2019, 2018 and 2017 are detailed as follows:

	2019		2018		2017
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	317,382	569,105	67,002	846,284	425,881	598,636
Ecodiesel Colombia S.A	8,614	280,649	6,860	267,498	6,583	259,269
Offshore International Group	3,245	—	2,386	—	15,188	—
	329,241	849,754	76,248	1,113,782	447,652	857,905

Schedule of key management personnel

As of December 31, 2019, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Orlando Díaz	<1% outstanding shares
Jorge Calvache	<1% outstanding shares
Maria Consuelo Barrera	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares